Document And Entity Information	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2026
Entity Registrant Name	SOUTHSTATE BANK CORPORATION
Entity Central Index Key	0000764038
Entity Emerging Growth Company	false
Entity File Number	001-12669
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	39-3424417
Entity Address, Address Line One	1101 First Street South, Suite 202
Entity Address, City or Town	Winter Haven
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33880
City Area Code	863
Local Phone Number	293-4710
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value
Trading Symbol	SSB
Security Exchange Name	NYSE